Related Party Transactions and Balances - Additional Information (Details) $ in Thousands				1 Months Ended												12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jan. 01, 2019	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Apr. 08, 2013	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Aug. 12, 2004 CNY (¥)	Dec. 31, 2022 USD ($) Loan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2004 USD ($) Agreement	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties																$ 4,358	$ 6,290
Proceeds from related party debt																0	7,119	$ 10,162
Interest expense, related party																$ 354	916	663
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Number of loans due to related party | Loan																1
Proceeds from related party debt				$ 4,350	¥ 30,000,000
Debt instrument, interest rate, stated percentage																6.50%
Interest expense, related party																$ 354	916	663
Frequency of periodic payment of interest																monthly
Interest owed on loan from noncontrolling shareholder																$ 8	13
Interest paid to noncontrolling shareholder																359	$ 929	$ 640
Related party transaction, lease term			5 years
Related party transaction, operating lease annual rent																			$ 49			¥ 300,000
Related party transaction, current and non-current lease liability																6,066
Dalian Jin Gang Group | Operating Lease Agreement After Amendment
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent						$ 22	¥ 200,000
Related party transaction, lease term						5 years 6 months	5 years 6 months
Dalian Jin Gang Group | Management Service Agreement
Related Party Transaction [Line Items]
Related party transaction, annual management fee																			$ 14	¥ 100,000
Dalian Jin Gang Group | Management Service Agreement Amended
Related Party Transaction [Line Items]
Related party transaction, annual management fee	$ 7	¥ 44,000
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transaction number of supplemental agreements with related party								4
Related party transaction operating leases number of lease agreements amended								4
Related party transaction, operating lease annual rent																6,419
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreements Production Plant And Laboratory
Related Party Transaction [Line Items]
Number of operating lease agreements | Agreement																					2
Related party transaction, operating lease annual rent															¥ 1,400,000						$ 197
Related party transaction, lease term															20 years
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement After Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent											$ 197	¥ 1,400,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Before Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent											$ 75	¥ 500,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Production Plant
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent													$ 296
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Research And Development Business
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent									$ 146	¥ 1,000,000.0				¥ 2,000,000.0
Related party transaction, lease term									5 years	5 years			20 years	20 years
Vivo Capitals Funds
Related Party Transaction [Line Items]
Investment to related party																$ 88,380